Stockholders’ equity - Schedule of Stockholders' Equity (Details) $ in Thousands	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 SFr / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SFr / shares	Jun. 30, 2025 USD ($)
Stockholders' Equity [Line Items]
Share capital (in USD) | $	$ 455,719
Class A Common Stock [Member]
Stockholders' Equity [Line Items]
Par value per share (in CHF) | SFr / shares		SFr 0.01		SFr 0.01
Share capital (in USD) | $	$ 16,007				$ 16,007
Conditional Share Capital - Total number of conditional shares	400,000		400,000
Total number of fully paid-in shares	1,600,880		1,600,880
Total number of authorized shares	2,000,880		2,000,880
Total number of fully paid-in issued shares	1,600,880		1,600,880
Total number of fully paid-in outstanding shares	1,600,880		1,600,880
Total number of fully paid-in shares held as treasury shares
Total treasury share capital (in USD) | $
Class B Common Stock [Member]
Stockholders' Equity [Line Items]
Par value per share (in CHF) | SFr / shares		SFr 0.1		SFr 0.1
Share capital (in USD) | $	$ 439,712		$ 439,712
Conditional Share Capital - Total number of conditional shares	2,080,317		2,080,317
Total number of fully paid-in shares	4,080,546		4,080,546
Total number of authorized shares	8,281,180		8,281,180
Total number of fully paid-in issued shares	4,080,546		4,080,546
Total number of fully paid-in outstanding shares	4,024,038		4,024,038
Total number of fully paid-in shares held as treasury shares	56,508		56,508
Total treasury share capital (in USD) | $	$ 501,644		$ 501,644